ORGANIZATION (Results of Operations of VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues	$ 15,368	¥ 99,552	¥ 579,717	¥ 259,534
Net income (loss)	(50,049)	(324,209)	157,049	106,054
Net cash generated from (used in) operating activities	6,542	42,375	250,553	29,170
Net cash generated from (used in) investing activities	(142,343)	(922,063)	(395,744)	51,965
Net cash generated from (used in) financing activities	115,543	748,461	84,922	436,440
VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	13,441	87,065	447,898	182,255
Net income (loss)	(20,119)	(130,330)	185,205	19,759
Net cash generated from (used in) operating activities	(12,831)	(83,113)	422,702	(157,646)
Net cash generated from (used in) investing activities	$ (16,351)	¥ (105,922)	(107,041)	156,033
Net cash generated from (used in) financing activities			¥ (12,802)	¥ 13,052